Label	Element	Value
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF